                               UNIVERSAL ANNUITY
This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio-- Service Class 2
  Equity-Income Portfolio-- Initial Class
  Mid Cap Portfolio-- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio-- Class I ClearBridge Variable All Cap Value Portfolio-- Class I ClearBridge Variable Appreciation Portfolio-- Class I ClearBridge Variable Large Cap Growth Portfolio-- Class I ClearBridge Variable Large Cap Value Portfolio-- Class I ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A

  Harris Oakmark International Portfolio-- Class A
  Invesco Comstock Portfolio-- Class B

  Invesco Small Cap Growth Portfolio-- Class A
  Janus Forty Portfolio-- Class A

  JPMorgan Small Cap Value Portfolio-- Class A

  Loomis Sayles Global Markets Portfolio-- Class A
  Lord Abbett Bond Debenture Portfolio-- Class A
  MetLife Aggressive Strategy Portfolio-- Class B
  MFS(R) Research International Portfolio-- Class B


  Oppenheimer Global Equity Portfolio-- Class A

  PIMCO Inflation Protected Bond Portfolio-- Class A
  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  SSgA Growth and Income ETF Portfolio-- Class B
  SSgA Growth ETF Portfolio-- Class B
  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A
  BlackRock Bond Income Portfolio-- Class A
  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Diversified Portfolio-- Class A

  BlackRock Money Market Portfolio-- Class A
  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class A
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    5
Fee Table.....................................................    8
Condensed Financial Information...............................   11
The Annuity Contract and Your Retirement Plan.................   12
  403(b) Plan Terminations....................................   12
The Annuity Contract..........................................   12
  Civil Unions................................................   13
  Contract Owner Inquiries....................................   13
  Purchase Payments...........................................   13
  Purchase Payments-- Section 403(b) Plans....................   14
  Accumulation Units..........................................   14
  The Funding Options.........................................   14
  Underlying Funds Which Are Fund of Funds....................   20
Fixed Account.................................................   20
Charges and Deductions........................................   20
  General.....................................................   20
  Withdrawal Charge...........................................   21
  Free Withdrawal Allowance...................................   22
  Contract Administrative Charge..............................   22
  Mortality and Expense Risk Charge...........................   23
  Funding Option Expenses.....................................   23
  Variable Liquidity Benefit Charge...........................   23
  Premium Tax.................................................   23
  Changes in Taxes Based upon Premium or Value................   23
  TPA Administrative Charges..................................   23
Transfers.....................................................   23
  Restrictions on Transfers...................................   24
  Dollar Cost Averaging.......................................   25
Access to Your Money..........................................   26
  Systematic Withdrawals......................................   26
Ownership Provisions..........................................   27
  Types of Ownership..........................................   27
  Contract Owner..............................................   27
  Beneficiary.................................................   27
  Abandoned Property Requirements.............................   27
  Annuitant...................................................   28
Death Benefit.................................................   28
  Death Proceeds before the Maturity Date.....................   28
  Payment of Proceeds.........................................   28
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries)................................   30
  Planned Death Benefit.......................................   30
  Death Proceeds after the Maturity Date......................   30
  Total Control Account.......................................   30
The Annuity Period............................................   31
  Maturity Date...............................................   31
  Allocation of Annuity.......................................   31
  Variable Annuity............................................   31
  Fixed Annuity...............................................   32
Payment Options...............................................   32
  Election of Options.........................................   32
  Annuity Options.............................................   32
  Variable Liquidity Benefit..................................   33


                                                                PAGE
                                                               -----
Miscellaneous Contract Provisions.............................   34
  Right to Return.............................................   34
  Termination of Allocated Contracts..........................   34
  Termination of Group Contract or Account....................   34
  Distribution from One Account to Another Account............   35
  Change of Contract..........................................   35
  Required Reports............................................   36
  Assignment..................................................   36
  Suspension of Payments......................................   36
  Misstatement................................................   36
  Funding Options.............................................   36
The Separate Account..........................................   37
  Performance Information.....................................   37
Federal Tax Considerations....................................   38
  General.....................................................   38
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options...............   39
  Separate Account Charges....................................   40
  Qualified Contracts- Generally..............................   40
  Tax Sheltered Annuities (ERISA and non-ERISA) -
    403(b)....................................................   42
  Individual Retirement Annuities ("IRAs")....................   44
  Traditional IRA Annuities...................................   45
  Roth IRA Annuities..........................................   46
  SEPs Annuities..............................................   47
  457(b) Plans................................................   48
  403(a)......................................................   49
  KEOGH.......................................................   49
  401(k)......................................................   49
  Non-Qualified Annuities.....................................   49
  Puerto Rico Tax Considerations..............................   52
Other Information.............................................   55
  The Insurance Company.......................................   55
  Financial Statements........................................   55
  Distribution of the Contracts...............................   55
  Conformity with State and Federal Laws......................   58
  Voting Rights...............................................   58
  Contract Modification.......................................   58
  Postponement of Payment (the "Emergency
    Procedure")...............................................   58
  Restrictions on Financial Transactions......................   58
  Legal Proceedings...........................................   59
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal and Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: The Fixed Account.................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS-- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200
West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT-- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               UNIVERSAL ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity or income options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable income or Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from individual retirement annuities; (3) rollovers from other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an individual retirement plan ("IRA"), for which the minimum initial payment is $1,000. Under a Qualified Contract, You may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a Beneficiary-directed transfer of death proceeds.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a qualified Plan, the maximum age is 70 1/2.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. Where We refer to "You," We are referring to the individual Contract Owner or the group Participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts".

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example dollar cost averaging). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an IRA, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 1.25%. We also deduct a semi-annual Contract administrative charge of $15.

Each Underlying Fund also charges for management costs and other expenses.

If You withdraw amounts from the Contract, We may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "Payment Options" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


CONTINGENT DEFERRED SALES CHARGE
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made............................ 5.00%
If withdrawn 5 or more years after the Purchase Payment is made........................... 0.00%
VARIABLE LIQUIDITY BENEFIT CHARGE(1)...................................................... 5.00%
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments)

------------
(1) The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                5%
          2 years               3 years                5%
          3 years               4 years                5%
          4 years               5 years                5%
         5 + years                                     0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $15

ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY AND EXPENSE RISK CHARGE................................. 1.25%
(as a percentage of average net assets of the Separate Account)(2)


(2) We are waiving the following amounts of the Mortality and Expensie Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.10% for the Subaccount investing in the BlackRock Money Market Portfolio-- Class A of the Metropolitan Series Fund; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio- Class A of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets-- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio-- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio-- Class A of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio-- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio-- Class A of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........    0.56%     0.25%            0.08%
 Equity-Income Portfolio-- Initial Class..........    0.46%       --             0.10%
 High Income Portfolio-- Initial Class+...........    0.56%       --             0.12%
 Mid Cap Portfolio-- Service Class 2..............    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund+...........................................    0.51%     0.25%            0.29%
 Templeton Developing Markets Securities
  Fund............................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund................    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Overseas Portfolio...............................    0.44%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I.............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I.............................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I.............................    0.71%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I.............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I.............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.22%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A.........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A.........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio--
  Class A.........................................    0.77%       --           0.06%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio-- Service Class 2........   --                0.89%        --               0.89%
 Equity-Income Portfolio-- Initial Class..........   --                0.56%        --               0.56%
 High Income Portfolio-- Initial Class+...........   --                0.68%        --               0.68%
 Mid Cap Portfolio-- Service Class 2..............   --                0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund+...........................................   --                1.05%        --               1.05%
 Templeton Developing Markets Securities
  Fund............................................   --                1.60%        --               1.60%
 Templeton Foreign Securities Fund................   --                1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Overseas Portfolio...............................   --                0.74%        --               0.74%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I.............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I.............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I.............................   --                0.76%      0.00%              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I.............................   --                0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I.............................   --                0.74%      0.00%              0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --                0.93%      0.00%              0.93%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A......... 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio--
  Class A.........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio--
  Class A.........................................   --                0.83%      0.02%              0.81%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio-- Class B.............    0.57%     0.25%          0.03%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................    0.85%       --           0.02%
 Janus Forty Portfolio-- Class A..................    0.63%       --           0.03%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................    0.78%       --           0.06%
 Loomis Sayles Global Markets Portfolio--
  Class A.........................................    0.70%       --           0.09%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................    0.51%       --           0.03%
 MetLife Aggressive Strategy Portfolio--
  Class B.........................................    0.09%     0.25%          0.01%
 MFS(R) Research International Portfolio--
  Class B.........................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio--
  Class A.........................................    0.67%       --           0.09%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................    0.47%       --           0.11%
 PIMCO Total Return Portfolio-- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio-- Class A.................    0.64%       --           0.04%
 Pioneer Strategic Income Portfolio--
  Class A.........................................    0.57%       --           0.06%
 SSgA Growth and Income ETF Portfolio--
  Class B.........................................    0.31%     0.25%          0.01%
 SSgA Growth ETF Portfolio-- Class B..............    0.32%     0.25%          0.03%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................    0.57%     0.25%          0.02%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Diversified Portfolio-- Class A........    0.46%       --           0.07%
 BlackRock Money Market Portfolio--
  Class A.........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class A..............    0.61%       --           0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio--
  Class A+........................................    0.25%       --           0.07%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Invesco Comstock Portfolio-- Class B.............   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio-- Class A..................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................   --                0.84%      0.09%              0.75%
 Loomis Sayles Global Markets Portfolio--
  Class A.........................................   --                0.79%        --               0.79%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................   --                0.54%        --               0.54%
 MetLife Aggressive Strategy Portfolio--
  Class B......................................... 0.72%               1.07%        --               1.07%
 MFS(R) Research International Portfolio--
  Class B.........................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio--
  Class A.........................................   --                0.76%      0.02%              0.74%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio-- Class B...........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio-- Class A.................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio--
  Class A.........................................   --                0.63%        --               0.63%
 SSgA Growth and Income ETF Portfolio--
  Class B......................................... 0.24%               0.81%        --               0.81%
 SSgA Growth ETF Portfolio-- Class B.............. 0.25%               0.85%        --               0.85%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio-- Class A........   --                0.53%        --               0.53%
 BlackRock Money Market Portfolio--
  Class A.........................................   --                0.35%      0.01%              0.34%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class A..............   --                0.64%      0.07%              0.57%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Mid Cap Stock Index Portfolio--
  Class A+........................................ 0.02%               0.34%      0.00%              0.34%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B+.......................    0.60%     0.25%            0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B........................    0.49%     0.25%            0.06%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class A+.........    0.60%     --               0.05%
 Western Asset Management
  U.S. Government Portfolio-- Class A........    0.47%     --             0.03%



                                                                                               NET TOTAL
                                                  ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                               FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
--------------------------------------------- --------------- -------------- ---------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B+.......................       --            0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B........................       --            0.80%        --               0.80%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class A+.........       --            0.65%      0.04%              0.61%
 Western Asset Management
  U.S. Government Portfolio-- Class A........       --            0.50%      0.02%              0.48%



+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,408    $2,075     $3,392     $314      $958    $1,625    $3,392
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $683    $1,012    $1,413     $2,065     $183      $562    $  963    $2,065


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan administrator to exercise certain rights. We may rely on the Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Withdrawal Charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Withdrawal Charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered Annuity ERISA Plan.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Universal Annuity is a Contract between the Contract Owner and the Company.
This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

Purchase of this Contract through a tax-qualified retirement Plan or IRA does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status of a spouse should consult a tax adviser.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-233-3591.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:

   o   individual retirement Annuities: $1,000

   o other tax-qualified retirement Plans: $20 per Participant (subject to Plan requirements)

   o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We may refuse to accept Purchase Payments over $1,000,000. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS-- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer or request for withdrawal (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.





              FUNDING OPTION                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio-- Service         Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio-- Initial         Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.
High Income Portfolio-- Initial Class+    Seeks a high level of current income,   Fidelity Management & Research
                                          while also considering growth of        Company
                                          capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio-- Service Class 2       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Franklin Small-Mid Cap Growth             Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund+
Templeton Developing Markets              Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund         Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Overseas Portfolio                        Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable All Cap Value       Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         consideration.                           Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation        Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     capital.                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio-- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC
JPMorgan Small Cap Value                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Loomis Sayles Global Markets             Seeks high total investment return       MetLife Advisers, LLC
 Portfolio-- Class A                     through a combination of capital         Subadviser: Loomis, Sayles &
                                         appreciation and income.                 Company, L.P.

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio-- Class B
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio-- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio--         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
SSgA Growth and Income ETF             Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: SSgA Funds
                                                                                 Management, Inc.
SSgA Growth ETF Portfolio-- Class B    Seeks growth of capital.                  MetLife Advisers, LLC
                                                                                 Subadviser: SSgA Funds
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Third Avenue
                                                                                 Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Diversified Portfolio--      Seeks high total return while             MetLife Advisers, LLC
 Class A                               attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                       and preserve capital.

              FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------- --------------------------------------
BlackRock Money Market Portfolio--        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                          capital.
Frontier Mid Cap Growth Portfolio--       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                           Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio-- Class A       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio-- Class B                      with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio-- Class B           income and growth of capital, with a
                                          greater emphasis on income.
MetLife Mid Cap Stock Index               Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio-- Class A+                     Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Management, LLC
MetLife Moderate Allocation               Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio-- Class B                      of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--           Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the    MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                   Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
 Portfolio-- Class B+                     and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                   Inc.
Western Asset Management Strategic        Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio--           consistent with preservation of          Subadviser: Western Asset
 Class A+                                 capital.                                 Management Company

        FUNDING OPTION                    INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------ ----------------------------------------- ------------------------------
Western Asset Management       Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--   consistent with preservation of capital   Subadviser: Western Asset
 Class A                       and maintenance of liquidity.             Management Company


+ Not available under all Contracts. Availability depends on Contract issue date.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Strategy Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds or with respect to the SSgA Growth ETF Portfolio and the SSgA Growth and Income Portfolio, other exchanged-traded funds ("Underlying ETFs"). Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds or Underlying ETFs in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds and Underlying ETFs instead of investing in the fund of funds Underlying Funds, if such underlying funds or Underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying funds are available under the Contract.




                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then


   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


We will not deduct a withdrawal charge if Purchase Payments are distributed:

   o   from death proceeds

   o   after the first Contract Year, upon election of an Annuity payout
       (based upon life expectancy) or due to minimum distribution requirements


The withdrawal charge will be waived if:

   o   an Annuity payout is begun after the first Contract Year

   o the Participant under a group Contract or Annuitant under an individual Contract dies

   o the Participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the IRS) subsequent to purchase of the Contract

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred Annuity Plan (403(b) Plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan

   o the Participant under a group Contract, or Annuitant under an individual Contract, under an IRA reaches age 70 1/2, provided the Contract has been in effect five years or more

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing Plan (including a 401(k) Plan) retires at or after age 59 1/2, provided the Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those Participants under Contracts issued before May 1, 1992, the withdrawal charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more)

   o the Participant under a Section 457 deferred compensation Plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable IRS rules

   o for group Contracts, the Participant under a Section 457 deferred compensation Plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a Plan at the termination date specified in the Contract

   o for group Contracts, the Participant under a pension or profit-sharing Plan, including a 401(k) Plan, Section 457 deferred compensation Plan, or a tax deferred Annuity Plan (403(b) Plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible Annuity Contract issued by the Company;

   o for group Contracts, if permitted in Your state, the Participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan, 401(a) Plan,
       Section 457 deferred compensation Plan, or 403(a) arrangement, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree; or

   o the Participant under a group Qualified Contract or Annuitant under an individual Qualified Contract, takes a withdrawal to avoid required federal income tax penalties. This waiver applies to amounts required to be distributed from this Contract only.


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year). The free withdrawal provision applies to all withdrawals. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


CONTRACT ADMINISTRATIVE CHARGE

We deduct a semiannual Contract administrative charge of $15 in June and December of each year for each Individual Account maintained. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the Plan. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract. This charge will not be deducted from amounts held in the Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years following the initial Purchase Payment. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the accumulation phase. (Please refer to "Payment Options" section for a description of this benefit.)


PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity (R)High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Overseas Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the money market Funding Option.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Under a group Contract, before a Participant's Maturity Date, We will pay all or any portion of that Participant's Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted, to the owner or Participant, as provided in the Plan. A group
Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.



ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. - For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. - (Escheatment is the formal, legal name of this process.) - However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. - To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. - Please call 1-800-233-3591 to make such changes.



ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH PROCEEDS BEFORE THE MATURITY DATE


The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.


                                             INDIVIDUAL CONTRACT
-------------------------------------------------------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:
Amount paid: the Contract Value of the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:
Amount paid: the greater of(1),(2) or(3) below:
 (1)                                                     the Contract Value
 (2)                                                     total Purchase Payments
 (3)                                                     the Contract Value on the most recent 5(th)
                                                         multiple Contract Year anniversary (i.e., 5(th),
                                                         10(th), 15(th), etc.) less any withdrawals made
                                                         since that anniversary before We receive Due Proof
                                                         of Death



                                                                                 GROUP CONTRACT
                                                         ---------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:                                          MATURITY DATE:
Amount paid: the Contract Value of the Contract          Amount paid: the Participant's interest under the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY IF PARTICIPANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:                                                   DATE:
Amount paid: the greater of(1),(2) or(3) below:          Amount paid: the greatest of (1), (2) or (3) below:
 (1)                                                       (1)      the Participant's interest
 (2)                                                       (2)      the total Purchase Payments made on behalf of the
                                                                    Participant
 (3)                                                       (3)      the Participant's interest on the most recent 5(th)
                                                                    multiple Certificate year anniversary (i.e., 5(th),
                                                                    10(th), 15(th), etc.) less any withdrawals made
                                                                    since that anniversary before We receive Due Proof
                                                                    of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program, automatic rebalancing program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined when We receive both proof of death and instructions for payment in Good Order.

                           NON-QUALIFIED CONTRACTS

                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                    UNLESS                       APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS                   APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   transfer ownership

   o   make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:


   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . Annuity Payments may also be paid for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless You elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date You elect may not be later than the Annuitant's 90th birthday).


At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.


These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT. -



ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options".)

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $20, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/Participant.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime.

Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

Option 3 -- Joint and Last Survivor Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the Beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

Option 7 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Annuity option "Payments for a Fixed Period (Term Certain)."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION OF ALLOCATED CONTRACTS

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $500 and You have not made Purchase Payments for at least three years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to the Contract Owner's last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a Participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to You or to a Participant; or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

If this Contract is terminated, whether or not the Plan is terminated, and the owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant's interest either as instructed by the owner or the Participant, or under one of the options described under Options in the Event of Termination of a Participant.

TERMINATION BY PARTICIPANT -- If a Participant terminates an Individual Account, in whole or in part, while the Contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the Contract Value in a Participant's Individual Account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, We reserve the right to terminate that account, and to move the Contract Value of that Participant's Individual Account to the owner's account.

If the Plan does not allow for this movement to the owner's account, the Contract Value, less any applicable Premium Tax not previously deducted, will be paid to that Participant or to the owner, as provided in the Plan.

We reserve the right to terminate this Contract on any Valuation Date if:

   o   there is no Contract Value in any Participant's Individual Account and

   o the Contract Value of the owner's account, if any, is less than $500 and

   o   the premium has not been paid for at least three years

If this Contract is terminated, the Contract Value of the owner's account, if any, less any applicable Premium Tax not previously deducted will be paid to You.

Termination will not occur until 31 days after We have mailed notice of termination to the group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a Participant's Maturity Date, that Participant terminates participation in the Plan, the owner or that Participant, as provided in the Plan, with respect to that Participant's interest may elect:

   o if that Participant is at least 50 years of age, to have that Participant's interest applied to provide an Annuity option or an income option.

   o if the Contract is continued, to have that Participant's interest applied to continue as a paid-up deferred Annuity for that Participant, (i.e., the Contract Value remains in the Contract and the Annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Maturity Date).

   o to have the owner or that Participant, as provided in the Plan, receive that Participant's interest in cash.

   o if the Participant becomes a Participant under another group Contract of this same type that is in effect with Us, to transfer that Participant's interest to that group Contract.

   o   to make any other arrangements as may be mutually agreed on.

If this Contract is continued, any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's interest will continue as a paid-up deferred Annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that Participant, as provided in the Plan.

ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity option, which began before the date of termination.


DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the Plan, distribute the Contract Value from the owner's account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

The owner may, as required by and provided for in the Plan, move the Contract Value from any or all Individual Accounts to the owner's account without a charge.


CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the Annuity tables. Any change in the Annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and Individual Accounts under the Contract, to only the owners' accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


ASSIGNMENT


The Participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the Plan.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities ("Fund U"). On December 8, 2008 Fund U, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL


Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 457(b), 403(a), individual retirement annuities ("IRAs") (including Simplified Employee Pensions ("SEP"s)), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a), IRAs, Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.


WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                               TYPE OF CONTRACT
                                                   401(K)
                                                     AND
                                         457(B)2   403(A)   KEOGH   403(B) -TSA   IRA   SEP   NON-QUAL
 In a series of substantially equal
 payments made annually (or more
                                           X1       X1       X1         X1        X     X        X
 frequently) for life or life
 expectancy (SEPP)
 After You die                             X         X       X          X         X     X        X
 After You become totally disabled
 (as defined in the Code)                  X         X       X          X         X     X        X
 To pay deductible medical                 X         X       X          X         X     X
 expenses
 After Separation from service if You
 are over 55 at time of separation1        X         X       X          X
 After December 31, 1999 for IRS
 levies                                    X         X       X          X         X     X
 To pay medical insurance
 premiums if You are unemployed                                                   X     X
 For qualified higher education
 expenses, or                                                                     X     X
 For qualified first time home
 purchases up to $10,000                                                          X     X
 Pursuant to qualified domestic
 relations orders                          X         X       X          X
 Certain immediate income
 annuities providing a series of
 substantially equal periodic
                                                                                                 X
 payments made annually (or more
 frequently) over the specified
 payment period

1. You must be separated from service at the time payments begin.

2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or


   o   the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.



For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.

Otherwise, You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or Annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal

Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole Beneficiary and Your Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under 403(b) arrangements;

   o Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

   o Occurs after You die, leave Your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

   o Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

   o The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

   o In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   o All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

   o In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

   o Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

   o No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   o If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   o We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS has indicated an intention to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under Annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.



SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


TRADITIONAL IRAS, ROTH IRAS AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.

You must be both the Contract Owner and the Annuitant under the Contract. Your IRA Annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.

Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.

TRADITIONAL IRA ANNUITIES


PURCHASE PAYMENTS

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.


Except for permissible rollovers and direct transfers, Purchase Payments to

Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at www.irs.gov.
                                                 -----------

   o Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).

   o If You or Your spouse are an active Participant in a retirement Plan of an employer, Your deductible contributions may be limited.

   o Purchase Payments in excess of these amounts may be subject to a penalty tax.

   o If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

   o These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.

   o If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).


WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

Under federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death


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


benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


ROTH IRA ANNUITIES


Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.


PURCHASE PAYMENTS

Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional
                                             -----------
information.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax adviser.

Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).

Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year the rollover distribution occurs unless it is from a designated Roth account.

If You exceed the Purchase Payment limits You may be subject to a tax penalty.


WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

   o The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And

   o The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

   o The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA and rollovers of after-tax amounts from other Roth Plans. These are received tax and penalty free.

   o The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement Plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.


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


   o The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

   o We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION

You may convert/rollover an existing Traditional IRA or an eligible retirement Plan (other than a designated Roth account) to a Roth IRA.

Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement Plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) on 2010 and then converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.

Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire Annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA Annuity into a Roth IRA Annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the Account Value at date of conversion.

Amounts converted from a Traditional IRA or eligible retirement Plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.

If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.


REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver

Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.


DEATH BENEFITS

Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


SEPS ANNUITIES


The Code provides certain contribution limitations and eligibility requirements under SEP arrangements.

PURCHASE PAYMENTS TO SEPS.

If contributions are being made under a SEP Plan of Your employer, amounts may be contributed as permitted by the Code and the terms of the employer's Plan.


A SEP is an employer plan with IRAs for each employee, but contributions are not limited by IRA limitations. The employer may make the usual defined plan contributions (lesser of 25% of compensation or $51,000 for 2013). If it's SAR-SEP, then the usual 401(k) limit applies ($17,500 for 2013).



WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs (including SEPs and SIMPLE
IRAs).


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).

If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).


Under current federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


457(B) PLANS


457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.


WITHDRAWALS


Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the
Code).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


403(A)


The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.


KEOGH



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.


401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


NON-QUALIFIED ANNUITIES


   o Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

   o Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

   o Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.

   o Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

   o Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.

   o Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

   o Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

   o When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.

   o In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.


PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.


PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.


ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



NEW MEDICARE TAX

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of

   1. the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or


   2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs and arrangements described in Code Sections 401(a), 403(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income You would receive under this annuity Contract.



DEATH BENEFITS

The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.


DIVERSIFICATION

In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

   o Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.

   o Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

   o Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion in gross income test described above.

The following example illustrated the applicability of the exclusion. An Annuity was bought in 2005, for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other $3,000, $2,700 will be attributed to the recovery of the consideration paid and $300 will have to be included in gross income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.

The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity Payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement Plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a).

The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5.0% (6.0% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

             (FORMERLY METLIFE OF CT FUND U FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.




                                      UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/92)................... 2007   3.605           3.800                       --
                                                                          2006   3.161           3.605              125,779,858
                                                                          2005   3.057           3.161              135,422,624
                                                                          2004   2.797           3.057              143,469,260
                                                                          2003   2.207           2.797              149,014,166
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01).......... 2006   0.864           0.848                       --
                                                                          2005   0.762           0.864                4,520,827
                                                                          2004   0.712           0.762                3,707,589
                                                                          2003   0.585           0.712                2,865,087
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.739           2.277                       --
                                                                          2005   1.643           1.739               13,267,629
                                                                          2004   1.266           1.643               11,118,920
                                                                          2003   1.000           1.266                4,405,737
Dreyfus Variable Investment Fund
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/98)....... 2008   1.166           1.102                       --
                                                                          2007   1.328           1.166               40,774,272
                                                                          2006   1.295           1.328               46,637,758
                                                                          2005   1.240           1.295               50,311,776
                                                                          2004   1.127           1.240               52,507,474
                                                                          2003   0.867           1.127               50,882,672
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (1/92)......... 2007   2.508           2.629                       --
                                                                          2006   2.367           2.508               75,959,675
                                                                          2005   2.303           2.367               86,156,215
                                                                          2004   2.211           2.303              100,168,228
                                                                          2003   1.898           2.211              112,403,688
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/03).......... 2012   1.740           1.996               41,782,736
                                                                          2011   1.813           1.740               44,963,034
                                                                          2010   1.570           1.813               46,991,501
                                                                          2009   1.173           1.570               48,286,797
                                                                          2008   2.073           1.173               46,606,149
                                                                          2007   1.790           2.073               43,439,973
                                                                          2006   1.626           1.790               35,656,369
                                                                          2005   1.412           1.626               23,029,914
                                                                          2004   1.241           1.412               10,198,527
                                                                          2003   1.000           1.241                3,102,094
 Fidelity VIP Equity-Income Subaccount (Initial Class) (7/93)............ 2012   2.945           3.411               62,886,152
                                                                          2011   2.953           2.945               68,690,979
                                                                          2010   2.597           2.953               75,227,326
                                                                          2009   2.019           2.597               81,204,779
                                                                          2008   3.566           2.019               86,884,895
                                                                          2007   3.557           3.566               98,421,252
                                                                          2006   2.996           3.557              108,477,812
                                                                          2005   2.866           2.996              116,341,595
                                                                          2004   2.602           2.866              127,917,258
                                                                          2003   2.021           2.602              136,244,906
 Fidelity VIP Growth Subaccount (Initial Class) (1/92)................... 2008   3.762           3.456                    2,879
                                                                          2007   3.000           3.762              130,809,388
                                                                          2006   2.843           3.000              149,473,762
                                                                          2005   2.721           2.843              168,202,894
                                                                          2004   2.665           2.721              192,953,222
                                                                          2003   2.031           2.665              212,462,546

                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (2/92)........................ 2012   2.642
                                                                                    2011   2.572
                                                                                    2010   2.288
                                                                                    2009   1.609
                                                                                    2008   2.172
                                                                                    2007   2.140
                                                                                    2006   1.948
                                                                                    2005   1.921
                                                                                    2004   1.774
                                                                                    2003   1.412
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2012   2.085
                                                                                    2011   2.368
                                                                                    2010   1.865
                                                                                    2009   1.351
                                                                                    2008   2.266
                                                                                    2007   1.989
                                                                                    2006   1.792
                                                                                    2005   1.537
                                                                                    2004   1.249
                                                                                    2003   0.915
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)....... 2012   1.137
                                                                                    2011   1.210
                                                                                    2010   0.960
                                                                                    2009   0.677
                                                                                    2008   1.192
                                                                                    2007   1.085
                                                                                    2006   1.011
                                                                                    2005   0.977
                                                                                    2004   0.887
                                                                                    2003   0.654
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)....................... 2006   1.458
                                                                                    2005   1.335
                                                                                    2004   1.200
                                                                                    2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........ 2012   1.913
                                                                                    2011   2.302
                                                                                    2010   1.983
                                                                                    2009   1.163
                                                                                    2008   2.490
                                                                                    2007   1.958
                                                                                    2006   1.548
                                                                                    2005   1.230
                                                                                    2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 2012   1.292
                                                                                    2011   1.464
                                                                                    2010   1.367
                                                                                    2009   1.010
                                                                                    2008   1.715
                                                                                    2007   1.505
                                                                                    2006   1.254
                                                                                    2005   1.153
                                                                                    2004   1.000
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92).............. 2007   4.060
                                                                                    2006   3.386
                                                                                    2005   3.301
                                                                                    2004   2.883
                                                                                    2003   2.207
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................... 2006   3.820
                                                                                    2005   3.547
                                                                                    2004   3.089
                                                                                    2003   2.359
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)........................... 2012   1.564



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (2/92)........................ 2.980               8,676,286
                                                                                    2.642               9,684,371
                                                                                    2.572              10,998,477
                                                                                    2.288              12,418,782
                                                                                    1.609              13,454,324
                                                                                    2.172              15,111,817
                                                                                    2.140              17,511,349
                                                                                    1.948              19,793,518
                                                                                    1.921              22,537,435
                                                                                    1.774              25,475,600
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).......................... 2.358              46,913,194
                                                                                    2.085              49,527,176
                                                                                    2.368              51,388,767
                                                                                    1.865              51,230,125
                                                                                    1.351              50,187,694
                                                                                    2.266              50,405,482
                                                                                    1.989              47,892,721
                                                                                    1.792              39,447,067
                                                                                    1.537              27,002,112
                                                                                    1.249              14,086,757
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)....... 1.244               4,164,552
                                                                                    1.137               4,672,259
                                                                                    1.210               5,003,389
                                                                                    0.960               5,280,712
                                                                                    0.677               5,117,864
                                                                                    1.192               5,489,019
                                                                                    1.085               4,307,278
                                                                                    1.011               4,143,301
                                                                                    0.977               3,983,556
                                                                                    0.887               3,060,921
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)....................... 1.704                      --
                                                                                    1.458               7,587,012
                                                                                    1.335               3,733,761
                                                                                    1.200               1,486,942
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)........ 2.138              10,222,325
                                                                                    1.913              11,038,053
                                                                                    2.302              12,184,233
                                                                                    1.983              12,846,551
                                                                                    1.163              11,470,052
                                                                                    2.490              12,717,123
                                                                                    1.958              10,660,061
                                                                                    1.548               7,796,334
                                                                                    1.230                 846,095
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04)................... 1.508               7,322,677
                                                                                    1.292               7,756,333
                                                                                    1.464               8,502,526
                                                                                    1.367               8,646,801
                                                                                    1.010               8,057,416
                                                                                    1.715               8,002,564
                                                                                    1.505               6,548,798
                                                                                    1.254               4,261,669
                                                                                    1.153               1,034,961
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92).............. 4.301                      --
                                                                                    4.060              45,923,959
                                                                                    3.386              47,146,131
                                                                                    3.301              50,672,709
                                                                                    2.883              53,977,404
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................... 4.461                      --
                                                                                    3.820              85,582,319
                                                                                    3.547              92,327,562
                                                                                    3.089              97,403,572
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)........................... 1.747              28,078,558

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2011   2.340
                                                                               2010   1.895
                                                                               2009   1.072
                                                                               2008   2.272
                                                                               2007   1.797
                                                                               2006   1.241
                                                                               2005   0.952
                                                                               2004   0.812
                                                                               2003   0.611
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 2006   1.558
                                                                               2005   1.517
                                                                               2004   1.337
                                                                               2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 2012   1.053
                                                                               2011   1.041
                                                                               2010   0.843
                                                                               2009   0.634
                                                                               2008   1.078
                                                                               2007   1.075
                                                                               2006   1.001
                                                                               2005   0.908
                                                                               2004   0.836
                                                                               2003   0.629
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)......... 2012   1.327
                                                                               2011   1.310
                                                                               2010   1.178
                                                                               2009   0.976
                                                                               2008   1.399
                                                                               2007   1.306
                                                                               2006   1.152
                                                                               2005   1.119
                                                                               2004   1.041
                                                                               2003   0.846
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/2012   1.068
                                                                               2011   1.153
                                                                               2010   1.001
                                                                               2009   0.784
                                                                               2008   1.251
                                                                               2007   1.251
                                                                               2006   1.084
                                                                               2005   1.048
                                                                               2004   0.981
                                                                               2003   0.716
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)..... 2012   1.009
                                                                               2011   1.028
                                                                               2010   0.948
                                                                               2009   0.674
                                                                               2008   1.088
                                                                               2007   1.047
                                                                               2006   1.013
                                                                               2005   0.975
                                                                               2004   0.984
                                                                               2003   0.675
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)...... 2012   1.095
                                                                               2011   1.057
                                                                               2010   0.978
                                                                               2009   0.795
                                                                               2008   1.250
                                                                               2007   1.219
                                                                               2006   1.044
                                                                               2005   0.992
                                                                               2004   0.910
                                                                               2003   0.696
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 2012   1.341



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               1.564              30,846,038
                                                                               2.340              35,339,155
                                                                               1.895              36,917,197
                                                                               1.072              35,367,855
                                                                               2.272              36,144,395
                                                                               1.797              24,864,268
                                                                               1.241              10,005,318
                                                                               0.952               5,364,547
                                                                               0.812               3,557,813
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................ 1.754                      --
                                                                               1.558               4,950,831
                                                                               1.517               4,056,498
                                                                               1.337               1,896,134
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).... 1.235              38,651,702
                                                                               1.053              41,691,442
                                                                               1.041              44,073,224
                                                                               0.843              46,538,605
                                                                               0.634              48,141,824
                                                                               1.078              54,277,162
                                                                               1.075              61,191,256
                                                                               1.001              61,275,134
                                                                               0.908              59,275,614
                                                                               0.836              46,835,775
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)......... 1.520               7,708,394
                                                                               1.327               7,880,864
                                                                               1.310               8,099,806
                                                                               1.178               7,905,894
                                                                               0.976               7,717,039
                                                                               1.399               7,342,253
                                                                               1.306               7,572,814
                                                                               1.152               6,750,878
                                                                               1.119               5,139,040
                                                                               1.041               2,886,552
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/1.212              35,773,634
                                                                               1.068              39,007,175
                                                                               1.153              42,244,729
                                                                               1.001              45,107,036
                                                                               0.784              48,183,741
                                                                               1.251              54,318,765
                                                                               1.251              38,001,963
                                                                               1.084              38,652,773
                                                                               1.048              38,936,677
                                                                               0.981              30,789,994
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)..... 1.199               8,527,768
                                                                               1.009               9,137,174
                                                                               1.028              10,007,753
                                                                               0.948              11,083,455
                                                                               0.674              11,381,434
                                                                               1.088              12,967,564
                                                                               1.047              14,660,743
                                                                               1.013              17,795,644
                                                                               0.975              19,869,473
                                                                               0.984              16,496,778
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)...... 1.260              13,679,199
                                                                               1.095              14,971,844
                                                                               1.057              16,303,180
                                                                               0.978              17,879,577
                                                                               0.795              19,001,026
                                                                               1.250              22,301,030
                                                                               1.219               6,506,843
                                                                               1.044               6,818,151
                                                                               0.992               6,899,092
                                                                               0.910               5,708,051
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)..... 1.581               5,791,873

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
                                                                                2011    1.339
                                                                                2010    1.083
                                                                                2009    0.768
                                                                                2008    1.312
                                                                                2007    1.207
                                                                                2006    1.084
                                                                                2005    1.047
                                                                                2004    0.921
                                                                                2003    0.626
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)........................................................................ 2011    1.343
                                                                                2010    1.311
                                                                                2009    1.033
                                                                                2008    1.847
                                                                                2007    1.759
                                                                                2006    1.415
                                                                                2005    1.283
                                                                                2004    1.102
                                                                                2003    0.875
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/92)......... 2012    3.103
                                                                                2011    3.142
                                                                                2010    2.837
                                                                                2009    2.339
                                                                                2008    3.166
                                                                                2007    2.891
                                                                                2006    2.718
                                                                                2005    2.637
                                                                                2004    2.513
                                                                                2003    1.975
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........ 2011    1.012
                                                                                2010    0.938
                                                                                2009    0.809
                                                                                2008    1.039
                                                                                2007    1.038
                                                                                2006    1.010
                                                                                2005    0.999
                                                                                2004    1.000
                                                                                2003    1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01).................................... 2007    1.231
                                                                                2006    1.055
                                                                                2005    1.027
                                                                                2004    0.960
                                                                                2003    0.699
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95).................................... 2007    2.493
                                                                                2006    2.135
                                                                                2005    2.030
                                                                                2004    1.858
                                                                                2003    1.474
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)............... 2012   20.105
                                                                                2011   20.082
                                                                                2010   17.882
                                                                                2009   14.854
                                                                                2008   23.826
                                                                                2007   22.372
                                                                                2006   20.733
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008    1.984
                                                                                2007    1.895
                                                                                2006    1.985
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *....................... 2012    7.659
                                                                                2011    7.557
                                                                                2010    6.584
                                                                                2009    4.524
                                                                                2008    6.037
                                                                                2007    6.187
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)..................... 2007    1.275



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.341              5,939,573
                                                                                 1.339              6,465,182
                                                                                 1.083              6,968,183
                                                                                 0.768              6,707,096
                                                                                 1.312              6,803,967
                                                                                 1.207              6,508,896
                                                                                 1.084              6,017,948
                                                                                 1.047              6,387,344
                                                                                 0.921              5,518,116
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)........................................................................  1.447                     --
                                                                                 1.343              8,515,739
                                                                                 1.311              9,372,717
                                                                                 1.033             10,151,945
                                                                                 1.847             11,308,690
                                                                                 1.759             13,071,034
                                                                                 1.415             14,134,259
                                                                                 1.283             15,470,196
                                                                                 1.102             16,482,494
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/92).........  3.392              7,678,701
                                                                                 3.103              8,529,051
                                                                                 3.142              9,442,324
                                                                                 2.837             10,042,089
                                                                                 2.339             10,394,816
                                                                                 3.166             11,275,531
                                                                                 2.891             12,271,820
                                                                                 2.718             13,245,591
                                                                                 2.637             14,426,711
                                                                                 2.513             15,327,635
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)........  1.001                     --
                                                                                 1.012              1,332,508
                                                                                 0.938                827,681
                                                                                 0.809                818,211
                                                                                 1.039                874,650
                                                                                 1.038                974,173
                                                                                 1.010                741,455
                                                                                 0.999                320,379
                                                                                 1.000                 36,742
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)....................................  1.293                     --
                                                                                 1.231             21,950,368
                                                                                 1.055             24,055,560
                                                                                 1.027             26,498,188
                                                                                 0.960             23,365,758
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)....................................  2.624                     --
                                                                                 2.493              9,530,131
                                                                                 2.135             10,926,641
                                                                                 2.030             12,122,094
                                                                                 1.858             12,794,011
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)............... 22.449                     --
                                                                                20.105              8,837,513
                                                                                20.082              9,767,517
                                                                                17.882             10,782,113
                                                                                14.854             11,794,160
                                                                                23.826             13,545,125
                                                                                22.372             15,540,097
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)...................  1.915                     --
                                                                                 1.984             22,810,239
                                                                                 1.895             26,021,950
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.......................  8.843                239,603
                                                                                 7.659                263,522
                                                                                 7.557                296,727
                                                                                 6.584                330,073
                                                                                 4.524                337,705
                                                                                 6.037                405,406
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).....................  1.339                     --

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2006   1.202           1.275               1,509,701
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2012   1.075           1.205               2,507,827
                                                                          2011   1.087           1.075               2,617,447
                                                                          2010   0.977           1.087               2,217,365
                                                                          2009   0.830           0.977               2,354,258
                                                                          2008   1.341           0.830               2,311,787
                                                                          2007   1.328           1.341               1,764,345
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2012   0.851           1.062              20,144,188
                                                                          2011   0.910           0.851              21,058,921
                                                                          2010   0.793           0.910              21,653,358
                                                                          2009   0.594           0.793              21,977,857
                                                                          2008   1.029           0.594              22,196,176
                                                                          2007   1.223           1.029              23,829,509
                                                                          2006   1.003           1.223              28,287,284
 MIST Dreman Small Cap Value Subaccount (Class A) (4/06)................. 2012   1.358           1.551               2,889,019
                                                                          2011   1.530           1.358               3,256,003
                                                                          2010   1.296           1.530               3,282,587
                                                                          2009   1.017           1.296               3,145,562
                                                                          2008   1.377           1.017               3,137,676
                                                                          2007   1.408           1.377               2,990,006
                                                                          2006   1.318           1.408               1,502,452
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2012   1.352           1.728               6,306,608
                                                                          2011   1.591           1.352               6,555,320
                                                                          2010   1.381           1.591               6,693,285
                                                                          2009   0.900           1.381               6,840,916
                                                                          2008   1.537           0.900               6,162,171
                                                                          2007   1.569           1.537               6,990,242
                                                                          2006   1.421           1.569               3,580,826
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2012   1.430           1.673               1,952,282
                                                                          2011   1.460           1.430               2,223,606
                                                                          2010   1.169           1.460               1,902,478
                                                                          2009   0.882           1.169               1,964,130
                                                                          2008   1.455           0.882               1,764,570
                                                                          2007   1.322           1.455               1,733,362
                                                                          2006   1.329           1.322                 605,918
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *......... 2012   5.083           5.885              26,078,236
                                                                          2011   5.212           5.083              29,187,397
                                                                          2010   4.312           5.212              32,065,461
                                                                          2009   3.096           4.312              35,756,882
                                                                          2008   5.148           3.096              38,816,907
                                                                          2007   4.273           5.148              44,073,067
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   1.545           1.727               3,372,895
                                                                          2011   1.492           1.545               3,460,770
                                                                          2010   1.335           1.492               3,331,367
                                                                          2009   0.986           1.335               3,375,799
                                                                          2008   1.224           0.986               3,022,283
                                                                          2007   1.160           1.224               2,658,458
                                                                          2006   1.104           1.160               1,212,542
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.756           0.720                      --
                                                                          2008   1.335           0.756                 836,159
                                                                          2007   1.208           1.335                 824,820
                                                                          2006   1.220           1.208                 569,730
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.927           1.069              37,744,855
                                                                          2011   1.082           0.927              38,940,284
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2012   1.157           1.333              10,915,632
                                                                          2011   1.312           1.157              11,736,704
                                                                          2010   1.192           1.312               4,338,325
                                                                          2009   0.918           1.192               4,852,805
                                                                          2008   1.612           0.918               5,044,488
                                                                          2007   1.532           1.612               5,455,874
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2012   1.871           1.951              14,537,134
                                                                          2011   1.997           1.871              15,903,551
                                                                          2010   1.641           1.997              17,441,380
                                                                          2009   1.211           1.641              18,998,248
                                                                          2008   1.100           1.211              20,526,044
                                                                          2007   1.239           1.100               1,469,239
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.855           0.962                      --

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2011   0.874           0.855             308,927,790
                                                                          2010   0.807           0.874             341,751,437
                                                                          2009   0.567           0.807             374,649,187
                                                                          2008   1.010           0.567             403,077,085
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2012   1.366           1.475              21,237,860
                                                                          2011   1.241           1.366              19,155,191
                                                                          2010   1.163           1.241              17,658,204
                                                                          2009   0.995           1.163              16,519,697
                                                                          2008   1.079           0.995              13,033,753
                                                                          2007   1.017           1.079               2,674,584
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.523           1.644                  11,595
                                                                          2011   1.495           1.523                  13,899
                                                                          2010   1.399           1.495                  45,028
                                                                          2009   1.253           1.399                  58,422
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.829           1.997               4,636,811
                                                                          2011   1.940           1.829               5,079,835
                                                                          2010   1.690           1.940               5,542,441
                                                                          2009   1.382           1.690               5,995,742
                                                                          2008   2.083           1.382               6,662,970
                                                                          2007   2.009           2.083               7,473,545
                                                                          2006   1.864           2.009               8,341,752
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.253                      --
                                                                          2006   1.075           1.134                 642,248
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   2.184           2.407               6,891,582
                                                                          2011   2.134           2.184               7,302,548
                                                                          2010   1.926           2.134               7,403,948
                                                                          2009   1.466           1.926               7,600,060
                                                                          2008   1.663           1.466               7,244,928
                                                                          2007   1.579           1.663               6,549,681
                                                                          2006   1.520           1.579               5,292,934
 MIST SSgA Growth and Income ETF Subaccount (1/06)....................... 2012   1.146           1.277              96,610,845
                                                                          2011   1.148           1.146             102,294,878
                                                                          2010   1.036           1.148             110,185,544
                                                                          2009   0.840           1.036             118,121,815
                                                                          2008   1.135           0.840             130,577,256
                                                                          2007   1.090           1.135             147,441,601
                                                                          2006   1.000           1.090             158,709,583
 MIST SSgA Growth ETF Subaccount (1/06).................................. 2012   1.064           1.208             123,165,362
                                                                          2011   1.100           1.064             133,087,707
                                                                          2010   0.976           1.100             142,607,091
                                                                          2009   0.766           0.976             151,971,206
                                                                          2008   1.156           0.766             161,274,026
                                                                          2007   1.109           1.156             175,301,265
                                                                          2006   1.000           1.109             181,206,750
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2012   0.890           1.036               9,803,489
                                                                          2011   0.938           0.890              10,654,218
                                                                          2010   0.812           0.938              11,235,333
                                                                          2009   0.695           0.812              11,873,309
                                                                          2008   1.105           0.695              12,672,418
                                                                          2007   1.078           1.105              13,493,294
                                                                          2006   1.001           1.078              13,865,576
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *........ 2012   1.581           1.842              28,629,525
                                                                          2011   1.759           1.581              31,207,149
                                                                          2010   1.486           1.759              34,796,051
                                                                          2009   1.190           1.486              37,377,830
                                                                          2008   1.716           1.190              39,099,914
                                                                          2007   1.792           1.716              43,022,989
                                                                          2006   1.754           1.792               5,532,209
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   1.452           1.699                  15,988
                                                                          2011   1.492           1.452                  24,354
                                                                          2010   1.315           1.492                  25,227
                                                                          2009   1.051           1.315                  24,795
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (6/93)......... 2007   1.972           2.035                 (20,386)
                                                                          2006   1.914           1.972             174,876,474
                                                                          2005   1.899           1.914             181,005,949
                                                                          2004   1.837           1.899             185,980,211
                                                                          2003   1.762           1.837             181,300,133

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MetLife Investment International Stock Subaccount (Class I) (5/93).............. 2007   2.634
                                                                                  2006   2.108
                                                                                  2005   1.862
                                                                                  2004   1.641
                                                                                  2003   1.278
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93).............. 2007   2.065
                                                                                  2006   1.858
                                                                                  2005   1.763
                                                                                  2004   1.622
                                                                                  2003   1.282
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93).............. 2007   2.941
                                                                                  2006   2.620
                                                                                  2005   2.474
                                                                                  2004   2.179
                                                                                  2003   1.542
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   2.492
                                                                                  2011   2.347
                                                                                  2010   2.241
                                                                                  2009   2.158
                                                                                  2008   2.062
                                                                                  2007   2.033
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.645
                                                                                  2011   0.674
                                                                                  2010   0.593
                                                                                  2009   0.402
                                                                                  2008   0.750
                                                                                  2007   0.631
                                                                                  2006   0.645
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *......................... 2012   1.279
                                                                                  2011   1.214
                                                                                  2010   1.133
                                                                                  2009   1.047
                                                                                  2008   1.097
                                                                                  2007   1.044
                                                                                  2006   1.001
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2012   2.526
                                                                                  2011   2.464
                                                                                  2010   2.275
                                                                                  2009   1.964
                                                                                  2008   2.645
                                                                                  2007   2.619
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   0.993
                                                                                  2011   1.104
                                                                                  2010   0.933
                                                                                  2009   0.739
 MSF BlackRock Money Market Subaccount (Class A) (4/06) *........................ 2012   1.051
                                                                                  2011   1.063
                                                                                  2010   1.075
                                                                                  2009   1.083
                                                                                  2008   1.065
                                                                                  2007   1.026
                                                                                  2006   1.000
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.633
                                                                                  2008   1.162
                                                                                  2007   1.132
                                                                                  2006   1.114
 MSF Jennison Growth Subaccount (Class A) (4/12)................................. 2012   0.960
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)................... 2011   1.000
                                                                                  2010   0.875
                                                                                  2009   0.674
                                                                                  2008   1.146
                                                                                  2007   1.124
                                                                                  2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................. 2012   1.222



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MetLife Investment International Stock Subaccount (Class I) (5/93).............. 2.827                  (5,336)
                                                                                  2.634              91,422,895
                                                                                  2.108             109,355,895
                                                                                  1.862             120,928,660
                                                                                  1.641             133,441,492
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93).............. 2.157                  (9,919)
                                                                                  2.065             172,416,579
                                                                                  1.858             186,731,780
                                                                                  1.763             199,732,745
                                                                                  1.622             208,253,227
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93).............. 2.939                   3,698
                                                                                  2.941              72,466,187
                                                                                  2.620              81,540,187
                                                                                  2.474              89,121,953
                                                                                  2.179              98,738,316
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2.557              26,622,318
                                                                                  2.492              29,204,240
                                                                                  2.347              33,047,852
                                                                                  2.241              36,211,572
                                                                                  2.158              39,579,716
                                                                                  2.062              45,493,402
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.706              10,108,560
                                                                                  0.645              10,514,093
                                                                                  0.674              11,040,795
                                                                                  0.593              11,478,170
                                                                                  0.402              11,249,366
                                                                                  0.750              10,575,314
                                                                                  0.631              10,310,292
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *......................... 1.360              32,050,716
                                                                                  1.279              34,593,119
                                                                                  1.214              37,488,908
                                                                                  1.133              40,184,670
                                                                                  1.047              43,742,684
                                                                                  1.097              49,550,898
                                                                                  1.044              55,573,018
 MSF BlackRock Diversified Subaccount (Class A) (4/07)........................... 2.803              76,055,158
                                                                                  2.526              83,885,811
                                                                                  2.464              93,361,459
                                                                                  2.275             103,978,204
                                                                                  1.964              56,850,802
                                                                                  2.645              65,226,613
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.121                      --
                                                                                  0.993                      --
                                                                                  1.104                      --
                                                                                  0.933                      --
 MSF BlackRock Money Market Subaccount (Class A) (4/06) *........................ 1.039              49,034,905
                                                                                  1.051              51,768,756
                                                                                  1.063              52,352,677
                                                                                  1.075              59,849,318
                                                                                  1.083              79,473,913
                                                                                  1.065              72,440,191
                                                                                  1.026              65,446,713
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.662                      --
                                                                                  0.633              45,330,042
                                                                                  1.162              49,673,449
                                                                                  1.132              58,715,231
 MSF Jennison Growth Subaccount (Class A) (4/12)................................. 0.925             278,744,634
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)................... 1.085                      --
                                                                                  1.000              40,351,510
                                                                                  0.875              40,640,835
                                                                                  0.674              40,330,161
                                                                                  1.146              40,851,029
                                                                                  1.124               1,821,329
 MSF MetLife Conservative Allocation Subaccount (Class B) (2/06)................. 1.318               7,366,759

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2011   1.199
                                                                                 2010   1.103
                                                                                 2009   0.927
                                                                                 2008   1.096
                                                                                 2007   1.051
                                                                                 2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/06).... 2012   1.145
                                                                                 2011   1.148
                                                                                 2010   1.042
                                                                                 2009   0.853
                                                                                 2008   1.102
                                                                                 2007   1.064
                                                                                 2006   1.000
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).................... 2012   1.102
                                                                                 2011   1.137
                                                                                 2010   0.912
                                                                                 2009   0.674
                                                                                 2008   1.069
                                                                                 2007   1.005
                                                                                 2006   1.004
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/06).................... 2012   1.063
                                                                                 2011   1.091
                                                                                 2010   0.976
                                                                                 2009   0.781
                                                                                 2008   1.108
                                                                                 2007   1.076
                                                                                 2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/06)...... 2012   0.996
                                                                                 2011   1.048
                                                                                 2010   0.925
                                                                                 2009   0.726
                                                                                 2008   1.132
                                                                                 2007   1.104
                                                                                 2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *.......................... 2012   0.997
                                                                                 2011   0.991
                                                                                 2010   0.874
                                                                                 2009   0.701
                                                                                 2008   1.128
                                                                                 2007   1.086
                                                                                 2006   1.001
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2012   2.795
                                                                                 2011   2.769
                                                                                 2010   2.552
                                                                                 2009   2.184
                                                                                 2008   2.846
                                                                                 2007   2.767
                                                                                 2006   2.582
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2012   1.520
                                                                                 2011   1.526
                                                                                 2010   1.387
                                                                                 2009   1.162
                                                                                 2008   1.504
                                                                                 2007   1.415
                                                                                 2006   1.278
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2012   1.870
                                                                                 2011   2.164
                                                                                 2010   2.025
                                                                                 2009   1.594
                                                                                 2008   2.786
                                                                                 2007   2.854
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................... 2012   0.942
                                                                                 2011   1.039
                                                                                 2010   0.905
                                                                                 2009   0.653
                                                                                 2008   1.109
                                                                                 2007   1.055
                                                                                 2006   0.996
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2012   2.831



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.222                7,012,063
                                                                                 1.199                7,638,631
                                                                                 1.103                5,970,998
                                                                                 0.927                5,279,005
                                                                                 1.096                3,443,858
                                                                                 1.051                  589,878
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/06).... 1.261               34,409,119
                                                                                 1.145               36,617,195
                                                                                 1.148               38,818,001
                                                                                 1.042               39,615,652
                                                                                 0.853               40,839,279
                                                                                 1.102               41,575,813
                                                                                 1.064                2,943,596
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).................... 1.280                6,983,172
                                                                                 1.102                6,867,767
                                                                                 1.137                6,949,687
                                                                                 0.912                6,859,089
                                                                                 0.674                6,459,837
                                                                                 1.069                5,333,803
                                                                                 1.005                2,799,148
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/06).................... 1.188              232,269,573
                                                                                 1.063              245,993,688
                                                                                 1.091              261,860,359
                                                                                 0.976              272,703,247
                                                                                 0.781              285,726,194
                                                                                 1.108              298,424,779
                                                                                 1.076               12,199,186
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/06)...... 1.135              226,926,485
                                                                                 0.996              240,917,621
                                                                                 1.048              255,267,315
                                                                                 0.925              266,481,505
                                                                                 0.726              274,797,664
                                                                                 1.132              292,610,829
                                                                                 1.104               11,214,398
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *.......................... 1.140              477,984,975
                                                                                 0.997              345,446,975
                                                                                 0.991              377,777,652
                                                                                 0.874              405,468,542
                                                                                 0.701              430,298,527
                                                                                 1.128              472,018,763
                                                                                 1.086                3,215,810
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 3.074               29,487,990
                                                                                 2.795               31,348,960
                                                                                 2.769               33,436,598
                                                                                 2.552               35,729,314
                                                                                 2.184               38,128,897
                                                                                 2.846               42,321,280
                                                                                 2.767               43,108,066
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 1.751                       --
                                                                                 1.520                       --
                                                                                 1.526                       --
                                                                                 1.387                       --
                                                                                 1.162                       --
                                                                                 1.504               13,025,119
                                                                                 1.415                9,313,911
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2.185               19,039,162
                                                                                 1.870               20,937,476
                                                                                 2.164               23,190,558
                                                                                 2.025               25,238,843
                                                                                 1.594               26,728,249
                                                                                 2.786               29,804,632
 MSF Oppenheimer Global Equity Subaccount (Class A) (4/06) *.................... 1.130              186,199,653
                                                                                 0.942              206,320,814
                                                                                 1.039              225,305,611
                                                                                 0.905              245,825,651
                                                                                 0.653              262,373,755
                                                                                 1.109              292,762,439
                                                                                 1.055              325,972,182
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 3.252               22,754,763

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2011   2.989
                                                                                   2010   2.384
                                                                                   2009   1.916
                                                                                   2008   2.917
                                                                                   2007   3.003
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.050
                                                                                   2011   1.077
                                                                                   2010   0.934
                                                                                   2009   0.661
                                                                                   2008   1.155
                                                                                   2007   1.071
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.327
                                                                                   2011   1.325
                                                                                   2010   0.996
                                                                                   2009   0.728
                                                                                   2008   1.104
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2012   2.645
                                                                                   2011   2.523
                                                                                   2010   2.267
                                                                                   2009   1.736
                                                                                   2008   2.068
                                                                                   2007   2.013
                                                                                   2006   1.927
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   2.528
                                                                                   2011   2.422
                                                                                   2010   2.314
                                                                                   2009   2.243
                                                                                   2008   2.276
                                                                                   2007   2.205
                                                                                   2006   2.126
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 2007   0.991
                                                                                   2006   0.997
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.208
                                                                                   2008   1.167
                                                                                   2007   1.087
                                                                                   2006   1.060
                                                                                   2005   1.047
                                                                                   2004   1.011
                                                                                   2003   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.421
                                                                                   2006   1.126
                                                                                   2005   1.016
                                                                                   2004   0.886
                                                                                   2003   0.698
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.984
                                                                                   2006   1.713
                                                                                   2005   1.620
                                                                                   2004   1.300
                                                                                   2003   0.879
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 2006   1.144
                                                                                   2005   1.000
 Travelers Convertible Securities Subaccount (6/05)............................... 2006   1.035
                                                                                   2005   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 2006   1.815
                                                                                   2005   1.635
                                                                                   2004   1.422
                                                                                   2003   1.076
 Travelers Large Cap Subaccount (6/05)............................................ 2006   1.080
                                                                                   2005   1.000
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 2006   1.130



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   2.831              25,057,335
                                                                                   2.989              27,523,317
                                                                                   2.384              29,402,401
                                                                                   1.916              30,839,634
                                                                                   2.917              33,807,059
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.230               5,980,400
                                                                                   1.050               5,843,826
                                                                                   1.077               5,973,488
                                                                                   0.934               5,912,804
                                                                                   0.661               5,791,874
                                                                                   1.155               5,867,466
                                                                                   1.071               4,455,391
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.519              34,441,682
                                                                                   1.327              36,727,045
                                                                                   1.325              36,662,396
                                                                                   0.996              37,039,029
                                                                                   0.728              37,976,037
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2.912                 885,038
                                                                                   2.645                 838,805
                                                                                   2.523                 919,657
                                                                                   2.267                 908,411
                                                                                   1.736                 917,498
                                                                                   2.068                 794,169
                                                                                   2.013                 722,740
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.584              17,338,465
                                                                                   2.528              18,678,654
                                                                                   2.422              21,051,407
                                                                                   2.314              22,712,450
                                                                                   2.243              24,910,830
                                                                                   2.276              27,119,432
                                                                                   2.205              29,444,349
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 1.013                      --
                                                                                   0.991               1,629,642
                                                                                   0.997                 956,277
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.249                      --
                                                                                   1.208              24,330,167
                                                                                   1.167              16,417,390
                                                                                   1.087              13,855,215
                                                                                   1.060              10,703,938
                                                                                   1.047               5,878,579
                                                                                   1.011               2,399,897
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.540                      --
                                                                                   1.421               5,055,410
                                                                                   1.126               4,078,177
                                                                                   1.016               3,868,658
                                                                                   0.886               3,592,150
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.121                      --
                                                                                   1.984              38,048,392
                                                                                   1.713              36,511,569
                                                                                   1.620              33,662,236
                                                                                   1.300              27,307,302
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 1.220                      --
                                                                                   1.144                  94,134
 Travelers Convertible Securities Subaccount (6/05)............................... 1.104                      --
                                                                                   1.035                  37,238
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 1.985                      --
                                                                                   1.815              30,211,099
                                                                                   1.635              31,509,991
                                                                                   1.422              30,484,250
 Travelers Large Cap Subaccount (6/05)............................................ 1.114                      --
                                                                                   1.080                 147,192
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 1.202                      --

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)............................... 2006   0.609
                                                                                  2005   0.598
                                                                                  2004   0.531
                                                                                  2003   0.392
 Travelers MFS(R) Total Return Subaccount (2/95)................................. 2006   2.498
                                                                                  2005   2.457
                                                                                  2004   2.232
                                                                                  2003   1.940
 Travelers MFS(R) Value Subaccount (5/04)........................................ 2006   1.181
                                                                                  2005   1.123
                                                                                  2004   1.000
 Travelers Mondrian International Stock Subaccount (5/04)........................ 2006   1.235
                                                                                  2005   1.142
                                                                                  2004   1.000
 Travelers Pioneer Fund Subaccount (2/94)........................................ 2006   1.755
                                                                                  2005   1.676
                                                                                  2004   1.527
                                                                                  2003   1.249
 Travelers Pioneer Mid Cap Value Subaccount (6/05)............................... 2006   1.020
                                                                                  2005   1.000
 Travelers Pioneer Strategic Income Subaccount (3/95)............................ 2006   1.504
                                                                                  2005   1.469
                                                                                  2004   1.348
                                                                                  2003   1.348
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)........ 2006   1.955
                                                                                  2005   1.935
                                                                                  2004   1.843
                                                                                  2003   1.646
 Travelers Strategic Equity Subaccount (2/95).................................... 2006   2.265
                                                                                  2005   2.247
                                                                                  2004   2.065
                                                                                  2003   1.577
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................ 2006   1.153
                                                                                  2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)................. 2006   1.148
                                                                                  2005   1.000
 Travelers U.S. Government Securities Subaccount (1/92).......................... 2006   2.203
                                                                                  2005   2.138
                                                                                  2004   2.040
                                                                                  2003   2.010
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............................ 2009   1.047
                                                                                  2008   1.652
                                                                                  2007   1.712
                                                                                  2006   1.494
                                                                                  2005   1.453
                                                                                  2004   1.253
                                                                                  2003   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.130                 574,689
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)............................... 0.645                      --
                                                                                  0.609              11,492,968
                                                                                  0.598              12,782,414
                                                                                  0.531              11,787,849
 Travelers MFS(R) Total Return Subaccount (2/95)................................. 2.582                      --
                                                                                  2.498              45,150,830
                                                                                  2.457              42,102,235
                                                                                  2.232              39,725,454
 Travelers MFS(R) Value Subaccount (5/04)........................................ 1.278                      --
                                                                                  1.181               5,412,345
                                                                                  1.123               1,087,015
 Travelers Mondrian International Stock Subaccount (5/04)........................ 1.421                      --
                                                                                  1.235                 982,369
                                                                                  1.142                 447,661
 Travelers Pioneer Fund Subaccount (2/94)........................................ 1.864                      --
                                                                                  1.755               9,439,078
                                                                                  1.676              10,275,849
                                                                                  1.527              11,576,990
 Travelers Pioneer Mid Cap Value Subaccount (6/05)............................... 1.075                      --
                                                                                  1.020                 373,899
 Travelers Pioneer Strategic Income Subaccount (3/95)............................ 1.520                      --
                                                                                  1.504               3,088,278
                                                                                  1.469                 258,817
                                                                                  1.348                      --
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)........ 1.927                      --
                                                                                  1.955                 587,191
                                                                                  1.935                 498,291
                                                                                  1.843                 364,923
 Travelers Strategic Equity Subaccount (2/95).................................... 2.366                      --
                                                                                  2.265              31,245,585
                                                                                  2.247              34,952,166
                                                                                  2.065              38,379,656
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................ 1.329                      --
                                                                                  1.153                  50,746
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)................. 1.318                      --
                                                                                  1.148                 107,466
 Travelers U.S. Government Securities Subaccount (1/92).......................... 2.126                      --
                                                                                  2.203              34,189,320
                                                                                  2.138              37,207,585
                                                                                  2.040              44,868,613
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............................ 1.017                      --
                                                                                  1.047               5,167,055
                                                                                  1.652               6,446,258
                                                                                  1.712               7,393,219
                                                                                  1.494               7,258,912
                                                                                  1.453               3,259,779
                                                                                  1.253               1,506,552





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N)
                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------ ------ --------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)........ 2006   6.718           6.655                      --
                                           2005   5.755           6.718               4,214,124
                                           2004   4.875           5.755               4,883,432
                                           2003   3.952           4.875               5,941,706
High Yield Bond Trust
 High Yield Bond Trust (12/87)............ 2006   5.462           5.591                      --

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   5.458
                                                                                  2004   5.082
                                                                                  2003   3.985
Managed Assets Trust
 Managed Assets Trust (12/87).................................................... 2006   5.947
                                                                                  2005   5.799
                                                                                  2004   5.365
                                                                                  2003   4.453
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   7.094
                                                                                  2011   7.751
                                                                                  2010   7.156
                                                                                  2009   5.059
                                                                                  2008   8.811
                                                                                  2007   6.839
                                                                                  2006   6.655
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 2009   5.046
                                                                                  2008   6.834
                                                                                  2007   6.508
                                                                                  2006   6.143
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 2012   0.855
                                                                                  2011   0.874
                                                                                  2010   0.807
                                                                                  2009   0.567
                                                                                  2008   1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.694
                                                                                  2011   1.663
                                                                                  2010   1.557
                                                                                  2009   1.394
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.010
                                                                                  2011   1.039
                                                                                  2010   0.916
                                                                                  2009   0.732
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   3.030
                                                                                  2011   3.369
                                                                                  2010   2.847
                                                                                  2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.855
                                                                                  2011   1.851
                                                                                  2010   1.392
                                                                                  2009   1.017
                                                                                  2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   5.954
                                                                                  2006   5.591



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  5.462                 638,173
                                                                                  5.458               1,015,568
                                                                                  5.082               1,149,710
Managed Assets Trust
 Managed Assets Trust (12/87).................................................... 6.143                      --
                                                                                  5.947               2,638,689
                                                                                  5.799               3,143,498
                                                                                  5.365               3,589,710
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 8.605               1,541,965
                                                                                  7.094               1,813,975
                                                                                  7.751               2,051,083
                                                                                  7.156               2,308,699
                                                                                  5.059               2,528,330
                                                                                  8.811               2,870,035
                                                                                  6.839               3,645,069
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 4.996                      --
                                                                                  5.046               1,245,098
                                                                                  6.834               1,783,824
                                                                                  6.508               2,184,282
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 0.962                      --
                                                                                  0.855                      --
                                                                                  0.874                      --
                                                                                  0.807                      --
                                                                                  0.567                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 1.828               1,298,192
                                                                                  1.694               1,134,324
                                                                                  1.663               1,258,594
                                                                                  1.557                 906,881
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.182                 130,895
                                                                                  1.010                 153,329
                                                                                  1.039                 154,307
                                                                                  0.916                 167,959
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 3.422                 416,506
                                                                                  3.030                 488,032
                                                                                  3.369                 510,214
                                                                                  2.847                 571,360
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.123                      --
                                                                                  1.855                      --
                                                                                  1.851                      --
                                                                                  1.392                      --
                                                                                  1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 6.188                      --
                                                                                  5.954                 534,612





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q)
                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------ ------ --------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)........ 2006   6.478           6.417                       --
                                           2005   5.550           6.478               87,256,748
                                           2004   4.701           5.550               93,892,846
                                           2003   3.811           4.701              102,370,808
High Yield Bond Trust
 High Yield Bond Trust (12/87)............ 2006   5.406           5.533                       --
                                           2005   5.402           5.406                7,473,436
                                           2004   5.030           5.402                7,744,129
                                           2003   3.944           5.030                8,227,080
Managed Assets Trust
 Managed Assets Trust (12/87)............. 2006   5.525           5.707                       --

                  UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2005   5.387
                                                                                  2004   4.985
                                                                                  2003   4.138
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 2012   6.841
                                                                                  2011   7.474
                                                                                  2010   6.900
                                                                                  2009   4.879
                                                                                  2008   8.496
                                                                                  2007   6.595
                                                                                  2006   6.417
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 2009   4.688
                                                                                  2008   6.349
                                                                                  2007   6.046
                                                                                  2006   5.707
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 2012   0.855
                                                                                  2011   0.874
                                                                                  2010   0.807
                                                                                  2009   0.567
                                                                                  2008   1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.694
                                                                                  2011   1.663
                                                                                  2010   1.557
                                                                                  2009   1.394
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.010
                                                                                  2011   1.039
                                                                                  2010   0.916
                                                                                  2009   0.732
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   3.030
                                                                                  2011   3.369
                                                                                  2010   2.847
                                                                                  2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.855
                                                                                  2011   1.851
                                                                                  2010   1.392
                                                                                  2009   1.017
                                                                                  2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   5.892
                                                                                  2006   5.533



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  5.525              32,915,217
                                                                                  5.387              37,131,824
                                                                                  4.985              40,079,723
Met Investors Series Trust
 MIST Janus Forty Subaccount (Class A) (4/06).................................... 8.298              46,795,796
                                                                                  6.841              51,063,590
                                                                                  7.474              56,115,044
                                                                                  6.900              60,862,905
                                                                                  4.879              63,711,501
                                                                                  8.496              68,344,003
                                                                                  6.595              78,056,077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)............. 4.642                      --
                                                                                  4.688              22,669,086
                                                                                  6.349              25,958,785
                                                                                  6.046              29,363,946
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............... 0.962                      --
                                                                                  0.855                      --
                                                                                  0.874                      --
                                                                                  0.807                      --
                                                                                  0.567                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 1.828              27,612,107
                                                                                  1.694              27,564,342
                                                                                  1.663              29,322,201
                                                                                  1.557              25,878,071
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.182               5,389,781
                                                                                  1.010               5,648,333
                                                                                  1.039               6,318,576
                                                                                  0.916               6,661,623
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 3.422              10,005,393
                                                                                  3.030              10,857,315
                                                                                  3.369              11,729,353
                                                                                  2.847              12,627,741
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.123                      --
                                                                                  1.855                      --
                                                                                  1.851                      --
                                                                                  1.392                      --
                                                                                  1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 6.124                   1,372
                                                                                  5.892               6,940,303


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Short-Term Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Growth and Income Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Aggressive Stock Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Mid Cap Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust- Salomon Brothers Strategic Total Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.


Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Batterymarch Growth and Income Portfolio - Class A was merged into Metropolitan Series Fund-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class A was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                                  NEW NAME
----------------------------------------------------------- ---------------------------------------------------------
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                     Invesco Comstock Portfolio- Class B
 Dreman Small Cap Value Portfolio- Class A                  JP Morgan Small Cap Value Portfolio- Class A
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation               ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I



UNDERLYING FUND MERGERS


The former Underlying Fund was merged with and into the new Underlying Fund.



             FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
----------------------------------------------- ---------------------------------------------
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio- Class A                 Neuberger Berman Genesis Portfolio- Class A
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio- Class A   Oppenheimer Global Equity Portfolio- Class A

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


                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                  MARKETING NAME
----------------------------------------- ------------------------- ----------------------------------------
Janus Aspen Series                        Overseas Portfolio        Janus Overseas Portfolo
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio   Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio     Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

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


                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Taxes

       Independent Registered Public Accounting Firm

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 1

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                  APPENDIX F
--------------------------------------------------------------------------------
                               THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.

We guarantee that foor the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS


You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this transfer allowance restriction fits Your risk tolerance and time horizon.

Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.

                                  APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                      G-1